UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment           [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       M. Kingdon Offshore Master Fund L.P.

Address:    c/o Goldman Sachs (Cayman) Trust, Limited
            P.O. Box 896, KY1-1103, Gardenia Court, Suite 3307
            45 Market Street, Camana Bay, Cayman Islands

13F File Number: 028-13996

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William Walsh
Title:      Chief Financial Officer
Phone:      (212) 333-0100

Signature, Place, and Date of Signing:


 /s/ William Walsh                New York, New York           February 14, 2013
-----------------------           ------------------           -----------------
    (Signature)                      (City, State)                   (Date)

Report Type (Check only one.):

[_]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----

028-04575               Kingdon Capital Management, L.L.C.

SK 48400 0009 1350123